Derivative Liabilities (Tables)	9 Months Ended	12 Months Ended
	Oct. 31, 2016	Jan. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Changes in Fair Value of Derivative Liabilities

The following table sets forth a reconciliation of changes in the fair value of the Company’s derivative liability:

	Nine months ended October 31,
	2016	2015
Beginning balance	$3,293	$216,705
Total (gains) losses	184,793	(70,766)
Settlements	(1,178,881)	(750,615)
Additions	990,795	682,953
Ending balance	$-	$78,277

Change in unrealized gains (losses) included in earnings relating to derivatives still held as of October 31, 2016 and 2015	$184,793	$(70,766)

The following table sets forth a reconciliation of changes in the fair value of the Company’s derivative liability:

	Year Ended January 31,
	2016	2015
Beginning balance	$216,705	$46,985
Total (gains) losses	(102,444)	(482,697)
Settlements	(865,387)	(256,748)
Additions	549,531	909,165
Ending balance	$3,293	$216,705

Change in unrealized (gains) losses included in earnings relating to derivatives still held as of January 31, 2016 and 2015	$211	$(482,697)